SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	57.00%	58.00%
Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6 months	6 months	6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.74%	4.03%	3.48%
Expected term (in years)	2 years	5 years	5 years
Expected volatility			57.00%
Minimum | Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.95%	4.34%	4.92%
Expected volatility	50.00%	48.00%	54.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.11%	4.77%	4.49%
Expected term (in years)	7 years	7 years	7 years
Expected volatility			65.00%
Maximum | Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.34%	5.12%	5.24%
Expected volatility	73.00%	50.00%	80.00%